Short-Term Bond Fund of America®
Investment portfolio
May 31, 2019
unaudited
Bonds, notes & other debt instruments 95.65% U.S. Treasury bonds & notes 45.57% U.S. Treasury 41.76%	Principal amount (000)	Value (000)
U.S. Treasury 1.00% 2019	$ 7,400	$ 7,364
U.S. Treasury 2.75% 2020	40,393	40,819
U.S. Treasury 1.125% 2021	20,000	19,658
U.S. Treasury 1.75% 2021	25,000	24,907
U.S. Treasury 2.125% 2021	233,925	234,830
U.S. Treasury 2.25% 2021	305,700	307,446
U.S. Treasury 2.25% 2021	138,000	138,689
U.S. Treasury 2.375% 2021	50,830	51,214
U.S. Treasury 2.375% 2021	50,000	50,357
U.S. Treasury 2.50% 2021	517,000	521,198
U.S. Treasury 2.50% 2021	44,032	44,418
U.S. Treasury 2.625% 2021	165,630	168,669
U.S. Treasury 2.625% 2021	100,000	101,291
U.S. Treasury 2.75% 2021	78,696	80,101
U.S. Treasury 1.75% 2022	100	100
U.S. Treasury 1.875% 2022	89,480	89,459
U.S. Treasury 1.875% 2022	7,000	6,997
U.S. Treasury 2.125% 2022	255,864	257,663
U.S. Treasury 2.125% 2022	2,392	2,411
U.S. Treasury 2.25% 2022	25,000	25,253
U.S. Treasury 2.50% 2022	50,000	50,758
U.S. Treasury 2.50% 2023	16,121	16,475
U.S. Treasury 2.625% 2023	187,100	192,788
U.S. Treasury 2.75% 2023	98,795	101,916
U.S. Treasury 2.875% 2023	30,000	31,232
U.S. Treasury 2.00% 2024[1]	12,000	12,036
U.S. Treasury 2.125% 2024	83,000	83,731
U.S. Treasury 2.25% 2024	196,500	199,447
U.S. Treasury 2.375% 2026	14,000	14,320
		2,875,547
U.S. Treasury inflation-protected securities 3.81%
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	52,254	51,831
U.S. Treasury Inflation-Protected Security 0.125% 2024[1,2]	133,796	133,053
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	10,964	11,030
U.S. Treasury Inflation-Protected Security 0.625% 2026[1,2]	32,089	32,681
U.S. Treasury Inflation-Protected Security 0.375% 2027[1,2]	33,767	33,886
		262,481
Total U.S. Treasury bonds & notes		3,138,028
Asset-backed obligations 16.94%
Aesop Funding LLC, Series 2015-1A, Class A, 2.50% 2021[3,4]	13,000	12,996
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,4]	10,480	10,472
American Express Credit Account Master Trust, Series 2019-1, Class A, 2.87% 2024[3]	4,565	4,658
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A2A, 2.71% 2021[3]	5,067	5,068
Short-Term Bond Fund of America — Page 1 of 15

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[3]	$ 7,020	$ 7,029
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A3, 3.07% 2022[3]	12,000	12,089
Angel Oak Capital Advisors LLC, CLO, Series 2013-9A, Class A1R, (3-month USD-LIBOR + 1.01%) 3.602% 2025[3,4,5]	3,097	3,098
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 2022[3]	25,090	25,080
Cabela’s Master Credit Card Trust, Series 2015-2, Class A1, 2.25% 2023[3]	3,540	3,537
California Republic Auto Receivables Trust, Series 2015-1, Class A4, 1.82% 2020[3]	111	110
California Republic Auto Receivables Trust, Series 2015-1, Class B, 2.51% 2021[3]	30	30
CarMaxAuto Owner Trust, Series 2019-2, Class A2A, 2.69% 2022[3]	8,335	8,380
CarMaxAuto Owner Trust, Series 2019-2, Class A3, 2.68% 2024[3]	17,655	17,900
CarMaxAuto Owner Trust, Series 2019-2, Class A4, 2.77% 2024[3]	7,075	7,233
CarMaxAuto Owner Trust, Series 2019-2, Class B, 3.01% 2024[3]	19,475	19,805
Chase Issuance Trust, Series 2016-A5, Class A5, 1.27% 2021[3]	12,691	12,673
Chase Issuance Trust, Series 2016-A2, Class A, 1.37% 2021[3]	14,015	14,009
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75% 2021[3]	31,286	31,175
Citibank Credit Card Issuance Trust, Series 2017-A9, Class A9, 1.80% 2021[3]	9,440	9,419
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 2021[3]	5,245	5,242
CLI Funding V LLC, Series 2013-2A, Class Note, 3.22% 2028[3,4]	83	83
Cloud Pass-Through Trust, Series 19-1A, Class CLOU, 3.554% 2022[3,4,5]	19,347	19,566
CPS Auto Receivables Trust, Series 2014-B, Class C, 3.23% 2020[3,4]	93	93
CPS Auto Receivables Trust, Series 2014-C, Class C, 3.77% 2020[3,4]	230	230
CPS Auto Receivables Trust, Series 2014-D, Class C, 4.35% 2020[3,4]	5,280	5,301
CPS Auto Receivables Trust, Series 2018-A, Class A, 2.16% 2021[3,4]	712	711
CPS Auto Receivables Trust, Series 2017-C, Class B, 2.30% 2021[3,4]	964	962
CPS Auto Receivables Trust, Series 2017-B, Class B, 2.33% 2021[3,4]	4,299	4,294
CPS Auto Receivables Trust, Series 2017-A, Class B, 2.68% 2021[3,4]	2,589	2,588
CPS Auto Receivables Trust, Series 2018-B, Class A, 2.72% 2021[3,4]	2,433	2,432
CPS Auto Receivables Trust, Series 2018-C, Class A, 2.87% 2021[3,4]	4,269	4,270
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[3,4]	4,345	4,364
CPS Auto Receivables Trust, Series 2018-A, Class B, 2.77% 2022[3,4]	1,500	1,500
CPS Auto Receivables Trust, Series 2019-B, Class A, 2.89% 2022[3,4]	11,111	11,123
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 2022[3,4]	2,600	2,599
CPS Auto Receivables Trust, Series 2017-D, Class C, 3.01% 2022[3,4]	5,100	5,111
CPS Auto Receivables Trust, Series 2018-D, Class A, 3.06% 2022[3,4]	4,618	4,630
CPS Auto Receivables Trust, Series 2016-B, Class C, 4.22% 2022[3,4]	5,229	5,258
CPS Auto Receivables Trust, Series 2019-B, Class B, 3.09% 2023[3,4]	4,500	4,540
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[3,4]	3,378	3,418
Discover Card Execution Note Trust, Series 2019-A14, Class A1, 3.04% 2024[3]	20,640	21,084
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 2036[3,4]	126	126
Drive Auto Receivables Trust, Series 2018-4, Class A2A, 2.86% 2020[3]	1	1
Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.61% 2021[3,4]	24	24
Drive Auto Receivables Trust, Series 2018-2, Class A3, 2.88% 2021[3]	1,610	1,610
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 2021[3,4]	4,999	5,001
Drive Auto Receivables Trust, Series 2018-4, Class A3, 3.15% 2021[3]	415	415
Drive Auto Receivables Trust, Series 2017-3, Class C, 2.80% 2022[3]	2,216	2,217
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 2022[3]	5,219	5,222
Drive Auto Receivables Trust, Series 2019-2, Class A2A, 2.93% 2022[3]	2,285	2,289
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 2022[3,4]	9,265	9,271
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 2022[3,4]	267	267
Drive Auto Receivables Trust, Series 2018-2, Class B, 3.22% 2022[3]	25,000	25,028
Drive Auto Receivables Trust, Series 2018-3, Class B, 3.37% 2022[3]	1,180	1,184
Drive Auto Receivables Trust, Series 2017-2, Class C, 2.75% 2023[3]	5,383	5,383
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 2023[3]	2,695	2,728
Drive Auto Receivables Trust, Series 2018-1, Class C, 3.22% 2023[3]	3,000	3,009
Drive Auto Receivables Trust, Series 2018-2, Class C, 3.63% 2024[3]	4,540	4,593
Short-Term Bond Fund of America — Page 2 of 15

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[3]	$ 2,000	$ 2,034
Drivetime Auto Owner Trust, Series 2017-3A, Class B, 2.40% 2021[3,4]	56	56
Drivetime Auto Owner Trust, Series 2018-1A, Class A, 2.59% 2021[3,4]	155	155
Drivetime Auto Owner Trust, Series 2018-2, Class A, 2.84% 2021[3,4]	10,644	10,644
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 2022[3,4]	1,897	1,896
Drivetime Auto Owner Trust, Series 2016-4A, Class C, 2.74% 2022[3,4]	2,670	2,670
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 2022[3,4]	16,035	16,065
Drivetime Auto Owner Trust, Series 2018-1A, Class B, 3.04% 2022[3,4]	1,950	1,952
Drivetime Auto Owner Trust, Series 2018-3A, Class A, 3.26% 2022[3,4]	5,867	5,886
Drivetime Auto Owner Trust, Series 2018-1A, Class B, 3.43% 2022[3,4]	1,842	1,851
Drivetime Auto Owner Trust, Series 2017-4A, Class C, 2.86% 2023[3,4]	283	283
Drivetime Auto Owner Trust, Series 2019-2A, Class B, 2.99% 2023[3,4]	7,080	7,125
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 2023[3,4]	8,492	8,497
Drivetime Auto Owner Trust, Series 2018-3A, Class C, 3.79% 2024[3,4]	2,000	2,035
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[3,4]	575	581
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74% 2022[3,4]	355	354
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[3,4]	2,634	2,628
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05% 2021[3,4]	211	211
Exeter Automobile Receivables Trust, Series 2018-1A, Class A, 2.21% 2021[3,4]	22	22
Exeter Automobile Receivables Trust, Series 2018-2A, Class A, 2.79% 2021[3,4]	6,287	6,288
Exeter Automobile Receivables Trust, Series 2016-3A, Class B, 2.84% 2021[3,4]	3,486	3,489
Exeter Automobile Receivables Trust, Series 2017-1A, Class B, 3.00% 2021[3,4]	423	424
Exeter Automobile Receivables Trust, Series 2018-4A, Class A, 3.05% 2021[3,4]	14,464	14,477
Exeter Automobile Receivables Trust, Series 2015-2A, Class C, 3.90% 2021[3,4]	4,205	4,214
Exeter Automobile Receivables Trust, Series 2018-1A, Class B, 2.75% 2022[3,4]	1,025	1,025
Exeter Automobile Receivables Trust, Series 2019-2A, Class A, 2.93% 2022[3,4]	49,289	49,347
Exeter Automobile Receivables Trust, Series 2017-1A, Class C, 3.95% 2022[3,4]	7,725	7,816
Exeter Automobile Receivables Trust, Series 2016-3A, Class C, 4.22% 2022[3,4]	2,980	3,024
Exeter Automobile Receivables Trust, Series 2018-1A, Class C, 3.03% 2023[3,4]	4,250	4,273
Exeter Automobile Receivables Trust, Series 2019-2, Class B, 3.06% 2023[3,4]	16,830	16,970
Exeter Automobile Receivables Trust, Series 2018-4A, Class C, 3.97% 2023[3,4]	8,500	8,690
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[3,4]	12,820	12,985
First Investors Auto Owner Trust, Series 2017-2, Class A1, 1.86% 2021[3,4]	606	605
First Investors Auto Owner Trust, Series 2016-2, Class A2, 1.87% 2021[3,4]	2,505	2,498
First Investors Auto Owner Trust, Series 2017-3, Class A1, 2.00% 2022[3,4]	4,120	4,113
First Investors Auto Owner Trust, Series 2016-2, Class B, 2.21% 2022[3,4]	710	707
First Investors Auto Owner Trust, Series 2019-1A, Class A, 2.89% 2024[3,4]	15,777	15,870
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 2026[3,4]	14,700	14,658
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[3,4]	8,375	8,327
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[3,4]	17,160	17,162
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[3,4]	15,615	16,275
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[3,4]	24,000	24,894
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 2021[3]	7,440	7,430
Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A, 2.84% 2024[3]	3,540	3,594
Global SC Finance II SRL, Series 2013-1A, Class A, 2.98% 2028[3,4]	468	466
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 2029[3,4]	1,052	1,049
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[3,4]	4,009	4,094
GM Financial Automobile Leasing Trust, Series 2019-2, Class A3, 2.67% 2022[3]	16,830	16,949
GM Financial Automobile Leasing Trust, Series 2019-2, Class A4, 2.72% 2023[3]	4,423	4,467
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class B, 2.87% 2024[3]	910	925
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class C, 3.07% 2024[3]	2,000	2,032
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-1, Class A, 2.73% 2021[3,4]	11,907	11,916
Navient Student Loan Trust, Series 2015-2, Class A2, (1-month USD-LIBOR + 0.42%) 2.85% 2029[3,5]	565	565
OneMain Direct Auto Receivables Trust, Series 2018-1, Class A, 3.43% 2024[3,4]	14,165	14,400
Short-Term Bond Fund of America — Page 3 of 15

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 2.712% 2027[3,4,5]	$30,000	$30,020
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 3.551% 2027[3,4,5]	17,615	17,632
Prestige Auto Receivables Trust, Series 2016-1A, Class B, 2.98% 2020[3,4]	110	110
Prestige Auto Receivables Trust, Series 2015-1, Class C, 2.40% 2021[3,4]	370	370
Prestige Auto Receivables Trust, Series 2016-2A, Class B, 2.19% 2022[3,4]	2,745	2,742
Prestige Auto Receivables Trust, Series 2016-2A, Class C, 2.88% 2022[3,4]	1,000	1,000
Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.10% 2021[3]	371	371
Santander Drive Auto Receivables Trust, Series 2017-2, Class B, 2.21% 2021[3]	478	478
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[3]	9,171	9,172
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[3]	243	243
Santander Drive Auto Receivables Trust, Series 2018-4, Class A2A, 3.07% 2021[3]	2,636	2,636
Santander Drive Auto Receivables Trust, Series 2017-3, Class B, 2.19% 2022[3]	1,353	1,351
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 2022[3]	13,350	13,341
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[3]	2,170	2,168
Santander Drive Auto Receivables Trust, Series 2018-1, Class B, 2.63% 2022[3]	1,608	1,609
Santander Drive Auto Receivables Trust, Series 2017-2, Class C, 2.79% 2022[3]	4,626	4,628
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[3]	1,004	1,005
Santander Drive Auto Receivables Trust, Series 2018-4, Class A3, 3.28% 2022[3]	15,000	15,033
Santander Retail Auto Lease Trust, Series 2019-A, Class A2A, 2.72% 2022[3,4]	19,950	20,066
Santander Retail Auto Lease Trust, Series 2019-A, Class 4, 2.82% 2023[3,4]	14,800	14,969
SLM Private Credit Student Loan Trust, Series 2008-2, Class A3, (3-month USD-LIBOR + 0.75%) 3.33% 2023[3,5]	983	970
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 2.83% 2025[3,5]	1,296	1,258
Social Professional Loan Program LLC, Series 2015-C, Class A1, (1-month USD-LIBOR + 1.05%) 3.48% 2035[3,4,5]	1,217	1,222
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[3,4]	4,007	4,015
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 3.627% 2025[3,4,5]	15,767	15,768
Synchrony Credit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 2024[3]	30	31
Synchrony Credit Card Master Note Trust, Series 2019-1, Class A, 2.95% 2025[3]	35,774	36,507
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83% 2038[3,4]	5,625	5,593
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[3,4]	5,000	5,046
TAL Advantage V LLC, Series 2014-3A, Class A, 3.27% 2039[3,4]	473	476
TAL Advantage V LLC, Series 2014-2A, Class A2, 3.33% 2039[3,4]	2,090	2,100
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[3,4]	4,009	4,054
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 2042[3,4]	5,932	6,017
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A2A, 2.59% 2022[3]	20,145	20,195
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A3, 2.57% 2023[3]	15,913	16,054
Verizon Owner Trust, Series 2017-2A, Class A, 1.92% 2021[3,4]	14,210	14,170
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[3,4]	19,457	19,418
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06% 2022[3,4]	12,913	12,894
Westlake Automobile Receivables Trust, Series 2018-1A, Class A2A, 2.24% 2020[3,4]	2,710	2,709
Westlake Automobile Receivables Trust, Series 2017-2A, Class B, 2.25% 2020[3,4]	1,975	1,973
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A, 2.84% 2021[3,4]	10,562	10,566
Westlake Automobile Receivables Trust, Series 2016-3A, Class C, 2.46% 2022[3,4]	663	663
Westlake Automobile Receivables Trust, Series 2017-2A, Class C, 2.59% 2022[3,4]	3,207	3,203
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 2022[3,4]	869	868
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.98% 2022[3,4]	31,299	31,363
World Financial Network Credit Card Master Note Trust, Series 2017-B, Class A, 1.98% 2023[3]	1,117	1,117
World Financial Network Credit Card Master Note Trust, Series 2012-D, Class A, 2.15% 2023[3]	8,355	8,352
World Financial Network Credit Card Master Note Trust, Series 2018-A, Class A, 3.07% 2024[3]	1,000	1,012
Short-Term Bond Fund of America — Page 4 of 15

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
World Financial Network Credit Card Master Note Trust, Series 2019-A, Class A, 3.14% 2025[3]	$30,460	$ 31,139
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 2025[3]	15,100	15,487
		1,166,675
Corporate bonds & notes 13.18% Financials 6.00%
ACE INA Holdings Inc. 2.30% 2020	7,405	7,403
ACE INA Holdings Inc. 2.875% 2022	1,275	1,292
ACE INA Holdings Inc. 3.35% 2026	1,275	1,313
Bank of Nova Scotia 1.65% 2019	6,750	6,748
Berkshire Hathaway Finance Corp. 1.30% 2019	11,685	11,655
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.601% 2019[4,5,6,7]	134	134
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.601% 2019[4,5,6,7]	17	17
Citigroup Inc. 2.85% 2021	14,700	14,777
Citigroup Inc. 2.844% 2022 (3-month USD-LIBOR + 0.596% on 5/20/2021)[8]	15,000	15,044
Citigroup Inc. 3.165% 2022 (3-month USD-LIBOR + 0.53% on 2/19/2021)[8]	20,000	20,128
Commonwealth Bank of Australia 2.25% 2020[4]	7,500	7,487
Commonwealth Bank of Australia (3-month USD-LIBOR + 0.70%) 3.301% 2022[4,5]	5,000	5,026
DNB Bank ASA 2.125% 2020[4]	5,235	5,210
Goldman Sachs Group, Inc. 1.95% 2019	10,300	10,291
Goldman Sachs Group, Inc. 2.30% 2019	5,000	4,992
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.36%) 3.94% 2021[5]	10,395	10,569
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.11%) 3.696% 2022[5]	1,855	1,870
HSBC Holdings PLC 2.65% 2022	15,000	14,965
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[8]	20,000	20,814
Marsh & McLennan Companies, Inc. 3.50% 2020	10,505	10,662
Metropolitan Life Global Funding I 3.375% 2022[4]	5,200	5,321
Metropolitan Life Global Funding I 3.60% 2024[4]	7,007	7,320
National Australia Bank Ltd. 1.375% 2019	4,200	4,195
National Australia Bank Ltd. 2.40% 2019[4]	2,950	2,949
New York Life Global Funding 1.95% 2020[4]	20,000	19,910
New York Life Global Funding 1.95% 2020[4]	3,645	3,632
New York Life Global Funding 2.00% 2020[4]	20,000	19,940
New York Life Global Funding 1.70% 2021[4]	5,000	4,921
Rabobank Nederland 2.50% 2021	6,535	6,539
Rabobank Nederland 2.75% 2022	4,100	4,122
Royal Bank of Canada 2.125% 2020	10,315	10,298
Royal Bank of Canada (3-month USD-LIBOR + 0.73%) 3.309% 2022[5]	10,295	10,412
Skandinaviska Enskilda Banken AB 1.50% 2019	20,000	19,942
Sumitomo Mitsui Financial Group, Inc. 3.936% 2023	14,846	15,587
Svenska Handelsbanken AB 1.50% 2019	20,000	19,951
Svenska Handelsbanken AB 5.125% 2020[4]	1,150	1,174
Swedbank AB 2.20% 2020[4]	10,000	9,975
Swedbank AB 2.80% 2022[4]	6,800	6,749
Toronto-Dominion Bank 2.55% 2021	17,670	17,724
US Bancorp 2.05% 2020	11,850	11,795
US Bancorp 3.05% 2020	14,690	14,799
US Bancorp 3.104% 2021 (3-month USD-LIBOR + 0.29% on 5/21/2020)[8]	12,500	12,574
US Bank NA 3.00% 2021	7,005	7,074
Wells Fargo & Co. 2.15% 2019	5,930	5,920
		413,220
Short-Term Bond Fund of America — Page 5 of 15

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care 1.91%	Principal amount (000)	Value (000)
AbbVie Inc. 2.50% 2020	$ 5,910	$ 5,902
AbbVie Inc. 2.30% 2021	9,955	9,904
AstraZeneca PLC (3-month USD-LIBOR + 0.665%) 3.19% 2023[5]	11,772	11,726
Bristol-Myers Squibb Co. 2.55% 2021[4]	7,000	7,037
Bristol-Myers Squibb Co. 2.60% 2022[4]	21,120	21,279
Bristol-Myers Squibb Co. 2.90% 2024[4]	24,120	24,453
Johnson & Johnson 1.95% 2020	6,420	6,396
Johnson & Johnson 2.25% 2022	11,790	11,827
Merck & Co., Inc. 2.90% 2024	2,863	2,926
Novartis Capital Corp. 1.80% 2020	15,000	14,941
Pfizer Inc. 3.00% 2021	14,690	14,937
		131,328
Consumer staples 1.43%
Nestle Holdings, Inc. 3.10% 2021[4]	20,000	20,344
Philip Morris International Inc. 2.00% 2020	9,570	9,548
Philip Morris International Inc. 2.50% 2022	1,250	1,250
Philip Morris International Inc. 2.875% 2024	9,000	9,046
Procter & Gamble Co. 1.70% 2021	8,820	8,714
Wal-Mart Stores, Inc. 2.85% 2020	10,281	10,333
Wal-Mart Stores, Inc. 3.125% 2021	14,686	14,940
Wal-Mart Stores, Inc. 3.40% 2023	9,180	9,528
Wal-Mart Stores, Inc. 2.85% 2024	14,545	14,775
		98,478
Consumer discretionary 0.94%
Amazon.com, Inc. 2.60% 2019	5,000	5,004
Amazon.com, Inc. 2.40% 2023	7,375	7,368
American Honda Finance Corp. 2.65% 2021	14,705	14,774
Bayerische Motoren Werke AG 2.95% 2022[4]	7,000	7,061
Bayerische Motoren Werke AG 3.45% 2023[4]	13,235	13,544
DaimlerChrysler North America Holding Corp. 3.00% 2021[4]	15,000	15,059
Home Depot, Inc. 3.25% 2022	2,000	2,057
		64,867
Industrials 0.76%
3M Co. 2.75% 2022	14,055	14,188
Boeing Co. 2.70% 2022	18,000	18,142
General Dynamics Corp. 2.875% 2020	11,690	11,731
General Dynamics Corp. 3.00% 2021	8,555	8,665
		52,726
Information technology 0.72%
Apple Inc. 1.90% 2020	10,300	10,264
Apple Inc. 2.00% 2020	10,370	10,339
Cisco Systems, Inc. 1.40% 2019	10,000	9,968
Microsoft Corp. 1.85% 2020	10,330	10,297
Microsoft Corp. 2.875% 2024	3,435	3,512
Oracle Corp. 2.50% 2022	5,000	5,008
		49,388
Short-Term Bond Fund of America — Page 6 of 15

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities 0.53%	Principal amount (000)	Value (000)
Duke Energy Progress, LLC 3.375% 2023	$11,846	$ 12,246
Mississippi Power Co. (3-month USD-LIBOR + 0.65%) 3.259% 2020[5]	15,000	15,002
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	4,470	4,469
Public Service Enterprise Group Inc. 1.90% 2021	4,735	4,710
		36,427
Energy 0.51%
Chevron Corp. 1.991% 2020	8,845	8,816
Schlumberger BV 3.00% 2020[4]	3,645	3,665
Shell International Finance BV 1.375% 2019	11,345	11,310
Shell International Finance BV 2.125% 2020	5,000	4,987
Shell International Finance BV 1.75% 2021	6,160	6,080
		34,858
Communication services 0.25%
Comcast Corp. 3.45% 2021	14,857	15,180
Comcast Corp. 3.70% 2024	2,000	2,089
		17,269
Real estate 0.13%
Public Storage 2.37% 2022	2,770	2,765
Scentre Group 2.375% 2019[4]	1,380	1,379
WEA Finance LLC 3.25% 2020[4]	5,185	5,222
		9,366
Total corporate bonds & notes		907,927
Mortgage-backed obligations 11.61% Collateralized mortgage-backed obligations (privately originated) 6.03%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[3,4,5]	49,821	51,123
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 2049[3,4,5]	16,665	17,004
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[3,4,5]	11,417	11,634
Commercial Mortgage Trust, Series 2013 CR7, Class C, 4.064% 2046[3,4,5]	2,243	2,231
Finance of America Structured Securities Trust, Series 2018-HB1, Class A, 3.375% 2028[3,4,5]	13,842	13,841
Finance of America Structured Securities Trust, Series 2019-HB1, Class M1, 3.396% 2029[3,4,5]	13,756	13,924
Finance of America Structured Securities Trust, Series 2019-HB1, Class M2, 3.676% 2029[3,4,5]	1,792	1,816
Finance of America Structured Securities Trust, Series 2019-HB1, Class A, 3.279% 2069[3,4,5]	18,423	18,464
GFMT Mortgage Acquistion Co., Series 2018-2, Class A42, 4.00% 2058[3,4,5]	38,326	38,836
Homeward Opportunities Fund Trust, Series 2018-1, 3.766% 2048[3,4,5]	9,525	9,730
Homeward Opportunities Fund Trust, Series 2019-1, 3.454% 2058[3,4,5]	10,702	10,846
Mello Warehouse Securitization Trust, Series 2018-W1, Class A, (1-month USD-LIBOR + 0.85%) 3.28% 2051[3,4,5]	25,025	25,072
Mello Warehouse Securitization Trust, Series 2019-1, Class A, 3.251% 2052[3,4,5,6]	40,255	40,255
Mello Warehouse Securitization Trust, Series 2019-1, Class B, 3.451% 2052[3,4,5,6]	8,840	8,840
Nationstar HECM Loan Trust, Series 2018-1A, Class A, 2.76% 2028[3,4]	3,470	3,467
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 2028[3,4,5]	1,846	1,848
Nationstar HECM Loan Trust, Series 2018-1A, Class M1, 3.238% 2028[3,4,5]	6,977	6,998
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 2028[3,4,5]	24,053	24,119
Onslow Bay Financial, Series 2015-1, Class 2A4, 3.00% 2045[3,4,5]	9,728	9,697
Reverse Mortgage Investment Trust, Series 2018-1, Class A, 3.436% 2028[3,4,5]	11,083	11,095
Sequoia Mortgage Trust, Series 2018-CH1, Class A10, 4.00% 2048[3,4]	7,110	7,252
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[3,4,5]	5,336	5,502
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, 3.793% 2048[3,4,5]	29,033	29,552
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[3,4,5]	15,301	15,491
Short-Term Bond Fund of America — Page 7 of 15

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Towd Point Mortgage Trust, Series 2017-5, Class A1, 3.03% 2057[3,4,5]	$21,569	$ 21,550
Towd Point Mortgage Trust, Series 2019-SJ1, Class A1, 3.75% 2058[3,4,5]	14,730	14,888
		415,075
Federal agency mortgage-backed obligations 5.24%
Angel Oak Mortgage Trust, Series 2017-2, Class A1, 2.478% 2047[3,4,5]	1,346	1,343
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 2048[3,4,5]	28,613	29,259
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[3,4,5]	8,137	8,184
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, 2.577% 2047[3,4,5]	1,892	1,888
Fannie Mae 4.809% 2039[3,5]	325	342
Fannie Mae Pool #AD2028 4.50% 2025[3]	1,348	1,389
Fannie Mae Pool #555538 4.876% 2033[3,5]	744	784
Fannie Mae Pool #888521 4.844% 2034[3,5]	935	987
Fannie Mae Pool #889579 6.00% 2038[3]	2,351	2,639
Fannie Mae Pool #889983 6.00% 2038[3]	985	1,104
Fannie Mae Pool #AL0095 6.00% 2038[3]	75	85
Fannie Mae Pool #AC2106 4.59% 2039[3,5]	276	291
Fannie Mae Pool #AC1676 4.585% 2039[3,5]	193	203
Fannie Mae Pool #AI8806 5.00% 2041[3]	2,272	2,435
Fannie Mae Pool #BH4084 3.50% 2047[3]	17,182	17,580
Fannie Mae Pool #BK7655 3.917% 2048[3,5]	5,414	5,659
Fannie Mae Pool #BN0301 3.969% 2048[3,5]	13,510	14,144
Fannie Mae Pool #BN0374 3.987% 2048[3,5]	12,844	13,454
Fannie Mae Pool #MA3495 4.00% 2048[3]	1,585	1,643
Fannie Mae Pool #BK6971 4.00% 2048[3]	1,020	1,058
Fannie Mae Pool #MA3443 4.00% 2048[3]	833	864
Fannie Mae Pool #BJ0639 4.00% 2048[3]	654	679
Fannie Mae Pool #BK2010 4.00% 2048[3]	94	98
Fannie Mae Pool #BK5305 4.00% 2048[3]	65	68
Fannie Mae Pool #MA3496 4.50% 2048[3]	8,475	8,854
Fannie Mae Pool #BK9464 3.95% 2049[3,5]	5,529	5,782
Fannie Mae Pool #MA3563 4.00% 2049[3]	7,506	7,768
Fannie Mae Pool #BN3460 4.00% 2049[3]	152	157
Fannie Mae Pool #BN5611 4.028% 2049[3,5]	22,730	23,833
Fannie Mae Pool #MA3593 4.50% 2049[3]	2,404	2,513
Fannie Mae Pool #MA3639 4.50% 2049[3]	1,553	1,622
Fannie Mae, Series 2015-M13, Class ASQ2, Multi Family, 1.646% 2019[3]	199	198
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[3,5]	10	10
Freddie Mac 5.50% 2024[3]	652	667
Freddie Mac 4.925% 2034[3,5]	546	575
Freddie Mac 5.50% 2034[3]	386	428
Freddie Mac 5.50% 2036[3]	238	261
Freddie Mac 4.599% 2039[3,5]	152	159
Freddie Mac 3.50% 2047[3]	8,070	8,261
Freddie Mac Pool #782818 4.745% 2034[3,5]	522	550
Freddie Mac Pool #1H2524 4.707% 2035[3,5]	1,513	1,596
Freddie Mac Pool #848365 4.564% 2036[3,5]	881	927
Freddie Mac Pool #848751 4.696% 2036[3,5]	285	300
Freddie Mac Pool #1L1476 4.869% 2036[3,5]	619	653
Freddie Mac Pool #1L1292 4.891% 2036[3,5]	1,227	1,299
Freddie Mac Pool #1B8916 4.745% 2041[3,5]	814	855
Freddie Mac Pool #760014 3.33% 2045[3,5]	2,656	2,697
Freddie Mac, Series K013, Class A2, Multi Family, 3.974% 2021[3]	36	37
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[3]	60	61
Short-Term Bond Fund of America — Page 8 of 15

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 2026[3]	$ 30	$ 30
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[3]	4,605	4,809
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[3,5]	10	11
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[3]	15,886	16,026
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[3]	15,119	15,053
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[3,5]	10,767	10,841
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 2057[3,5]	4	4
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[3]	4	4
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[3]	11,232	11,801
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[3]	3,150	3,250
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[3,6]	4,123	4,287
Government National Mortgage Assn. 5.00% 2048[3]	22,622	23,733
Government National Mortgage Assn. 5.00% 2049[3,9]	8,489	8,873
Government National Mortgage Assn. 5.00% 2049[3]	4,418	4,639
Government National Mortgage Assn. 5.46% 2059[3]	121	134
Government National Mortgage Assn. 4.70% 2061[3]	19	20
Government National Mortgage Assn. 4.70% 2061[3]	18	18
Government National Mortgage Assn. 4.72% 2061[3]	4	4
Government National Mortgage Assn. 4.81% 2061[3]	12	12
Government National Mortgage Assn. 5.04% 2061[3]	21	21
Government National Mortgage Assn. 5.177% 2061[3]	596	602
Government National Mortgage Assn. 6.64% 2064[3]	237	247
Government National Mortgage Assn. 6.64% 2064[3]	57	57
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[3]	12,275	12,897
Government National Mortgage Assn. Pool #MA5933 5.00% 2049[3]	9,724	10,234
Government National Mortgage Assn. Pool #765151 4.768% 2061[3]	44	46
Government National Mortgage Assn. Pool #725879 5.042% 2061[3]	16	16
Government National Mortgage Assn. Pool #725876 5.07% 2061[3]	23	23
Government National Mortgage Assn. Pool #710085 5.12% 2061[3]	153	154
Government National Mortgage Assn. Pool #AG8041 4.439% 2063[3]	231	234
Government National Mortgage Assn. Pool #AG8060 4.48% 2063[3]	245	249
Government National Mortgage Assn. Pool #AC1008 4.55% 2063[3]	26	26
Government National Mortgage Assn. Pool #AC0975 4.565% 2063[3]	57	57
Government National Mortgage Assn. Pool #776094 5.059% 2063[3]	96	97
Government National Mortgage Assn. Pool #AG8149 3.225% 2064[3,5]	374	378
Government National Mortgage Assn. Pool #AG8070 4.444% 2064[3]	234	237
Government National Mortgage Assn. Pool #AG8082 4.456% 2064[3]	216	219
Government National Mortgage Assn. Pool #AG8081 4.524% 2064[3]	215	218
Government National Mortgage Assn. Pool #AG8069 4.527% 2064[3]	213	215
Government National Mortgage Assn. Pool #767680 4.584% 2064[3]	697	707
Government National Mortgage Assn. Pool #AC1026 4.627% 2064[3]	70	71
Government National Mortgage Assn. Pool #AG8076 5.057% 2064[3]	46	47
Government National Mortgage Assn. Pool #AO0461 4.587% 2065[3]	186	193
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year CMT Weekly Rate + 0.70%) 3.11% 2062[3,5]	1,987	2,003
Government National Mortgage Assn., Series 2012-H20, Class PT, 3.399% 2062[3,5]	24,657	24,907
Government National Mortgage Assn., Series 2014-H08, Class FT, (1-year CMT Weekly Rate + 0.60%) 3.01% 2064[3,5]	10,169	10,239
Uniform Mortgage-Backed Security 3.50% 2034[3,9]	2,020	2,074
Uniform Mortgage-Backed Security 3.50% 2049[3,9]	900	918
Uniform Mortgage-Backed Security 4.00% 2049[3,9]	879	908
Uniform Mortgage-Backed Security 4.50% 2049[3,9]	11,902	12,436
		360,522
Short-Term Bond Fund of America — Page 9 of 15

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities 0.34%	Principal amount (000)	Value (000)
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 2047[3]	$ 3,000	$ 3,120
DBUBS Mortgage Trust, Series 2011-LC3A, Class B, 5.511% 2044[3,4,5]	950	1,000
GS Mortgage Securities Corp. II, Series 2011-GC3, Class D, 5.637% 2044[3,4,5]	9,987	10,419
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class B, 4.74% 2045[3]	150	156
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, 4.713% 2046[3,5]	1,000	1,048
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 2048[3]	3,500	3,641
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,4]	1,625	1,715
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[3,5]	1,511	1,545
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class B, 4.565% 2047[3,5]	900	955
		23,599
Total mortgage-backed obligations		799,196
Bonds & notes of governments & government agencies outside the U.S. 7.01%
Bank Nederlandse Gemeenten NV 1.75% 2020[4]	8,400	8,359
Belgium (Kingdom of) 1.125% 2019[4]	14,600	14,569
European Bank for Reconstruction & Development 1.75% 2019	4,000	3,988
European Bank for Reconstruction & Development 1.125% 2020	15,000	14,826
European Investment Bank 1.25% 2019	3,570	3,548
European Investment Bank 1.625% 2020	20,000	19,861
European Investment Bank 1.75% 2020	10,000	9,952
European Investment Bank 1.375% 2021	13,333	13,145
European Investment Bank 1.625% 2021	12,000	11,908
European Investment Bank 2.00% 2021	10,000	9,991
European Investment Bank 2.00% 2022	9,000	9,002
European Investment Bank 2.25% 2022	11,265	11,340
European Investment Bank 2.25% 2022	6,000	6,048
European Investment Bank 2.25% 2024	5,000	5,057
European Stability Mechanism 2.125% 2022[4]	28,324	28,436
Inter-American Development Bank 1.625% 2020	13,200	13,120
Inter-American Development Bank 1.875% 2021	10,000	9,976
Inter-American Development Bank 1.75% 2022	15,000	14,900
Inter-American Development Bank 2.125% 2022	10,000	10,043
International Bank for Reconstruction and Development 0.875% 2019	20,000	19,932
International Bank for Reconstruction and Development 1.125% 2019	9,000	8,944
International Bank for Reconstruction and Development 1.875% 2020	20,000	19,936
International Bank for Reconstruction and Development 1.375% 2021	12,000	11,858
International Bank for Reconstruction and Development 1.375% 2021	10,000	9,868
International Bank for Reconstruction and Development 2.75% 2021	25,000	25,402
International Bank for Reconstruction and Development 1.625% 2022	5,000	4,950
International Development Association 2.75% 2023[4]	15,000	15,416
KfW 1.00% 2019	12,000	11,978
KfW 1.25% 2019	15,000	14,938
KfW 1.50% 2020	8,000	7,937
KfW 1.50% 2021	9,000	8,889
KfW 2.625% 2021	15,000	15,129
Kommunalbanken 1.50% 2019[4]	13,000	12,968
Oesterreichische Kontrollbank AG 1.50% 2020	10,500	10,405
Oesterreichische Kontrollbank AG 1.75% 2020	10,460	10,420
Oesterreichische Kontrollbank AG 2.375% 2021	2,000	2,012
Sweden (Kingdom of) 1.125% 2019[4]	15,000	14,930
Sweden (Kingdom of) 1.625% 2020[4]	7,400	7,361
Short-Term Bond Fund of America — Page 10 of 15

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Sweden (Kingdom of) 2.375% 2021[4]	$ 9,000	$ 9,043
United Kingdom 2.50% 2021[4]	22,400	22,572
		482,957
Municipals 0.83% California 0.33%
City of Industry, Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational Project), Series 2015-A, Assured Guaranty Municipal insured, 3.139% 2020	14,755	14,786
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 3.00% 2019	225	226
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 3.00% 2020	360	368
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 4.00% 2021	405	429
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-B, 2.193% 2047 (put 2020)	7,200	7,194
		23,003
Florida 0.30%
Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.163% 2019	20,000	19,995
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	380	385
		20,380
New Jersey 0.18%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	12,500	12,697
Ohio 0.01%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	255	261
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-3, 4.50% 2029	345	355
		616
Tennessee 0.01%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	420	430
Total municipals		57,126
Federal agency bonds & notes 0.51%
Fannie Mae 1.75% 2019	4,000	3,988
Fannie Mae 1.75% 2019	3,000	2,995
Fannie Mae 1.625% 2020	5,000	4,977
Fannie Mae 2.00% 2022	14,415	14,449
U.S. Agency for International Development, Ukraine 1.471% 2021	8,820	8,680
		35,089
Total bonds, notes & other debt instruments (cost: $6,530,625,000)		6,586,998
Short-term securities 6.19% Money market investments 6.19%	Shares
Capital Group Central Cash Fund	4,259,660	425,966
Total short-term securities (cost: $425,909,000)		425,966
Total investment securities 101.84% (cost: $6,956,534,000)		7,012,964
Other assets less liabilities (1.84)%		(126,384)
Net assets 100.00%		$6,886,580
Short-Term Bond Fund of America — Page 11 of 15

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[10] (000)	Value at 5/31/2019[11] (000)	Unrealized appreciation (depreciation) at 5/31/2019 (000)
90 Day Euro Dollar Futures	Long	3,560	March 2020	$ 890,000	$ 873,224	$ 1,904
90 Day Euro Dollar Futures	Short	5,432	March 2021	(1,358,000)	(1,335,321)	(2,829)
2 Year U.S. Treasury Note Futures	Long	17,547	October 2019	3,509,400	3,766,847	17,017
5 Year U.S. Treasury Note Futures	Long	5,029	October 2019	502,900	590,240	5,500
10 Year U.S. Treasury Note Futures	Long	1,623	September 2019	162,300	205,715	2,289
10 Year Ultra U.S. Treasury Note Futures	Short	983	September 2019	(98,300)	(134,226)	(2,497)
20 Year U.S. Treasury Bond Futures	Short	251	September 2019	(25,100)	(38,583)	(587)
30 Year Ultra U.S. Treasury Bond Futures	Short	1,286	September 2019	(128,600)	(226,055)	(7,650)
						$13,147
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 5/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 5/31/2019 (000)
2.35%	U.S. EFFR	7/31/2019	$1,629,400	$ (19)	$ —	$ (19)
2.32%	U.S. EFFR	9/18/2019	2,473,400	273	—	273
2.33875%	U.S. EFFR	9/18/2019	1,746,500	237	—	237
2.1125%	U.S. EFFR	3/28/2021	130,200	757	—	757
3-month USD-LIBOR	2.357%	3/28/2021	104,000	(618)	—	(618)
3-month USD-LIBOR	2.367%	3/28/2021	256,000	(1,567)	—	(1,567)
2.19875%	U.S. EFFR	5/7/2021	125,500	1,024	—	1,024
2.029%	U.S. EFFR	5/16/2021	206,000	1,045	—	1,045
2.197%	U.S. EFFR	4/18/2022	189,500	2,713	—	2,713
3-month USD-LIBOR	3.0965%	10/31/2023	135,085	(6,733)	—	(6,733)
3-month USD-LIBOR	3.09009%	10/31/2023	135,865	(6,735)	—	(6,735)
U.S. EFFR	2.4435%	12/20/2023	16,358	(545)	—	(545)
U.S. EFFR	2.45375%	12/20/2023	146,527	(4,946)	—	(4,946)
U.S. EFFR	2.4225%	12/24/2023	67,105	(2,180)	—	(2,180)
U.S. EFFR	2.284%	1/4/2024	67,010	(1,775)	—	(1,775)
3-month USD-LIBOR	2.18075%	3/29/2024	65,300	(763)	—	(763)
3-month USD-LIBOR	2.194%	3/29/2024	65,700	(808)	—	(808)
3-month USD-LIBOR	2.21875%	3/29/2024	69,000	(927)	—	(927)
2.11%	U.S. EFFR	4/5/2024	287,200	5,610	—	5,610
3-month USD-LIBOR	2.371%	4/5/2024	85,500	(1,749)	—	(1,749)
3-month USD-LIBOR	2.375%	4/5/2024	287,200	(5,928)	—	(5,928)
3-month USD-LIBOR	2.2365%	9/2/2025	50	(1)	—	(1)
3-month USD-LIBOR	1.743%	2/8/2026	75,000	1,115	—	1,115
3-month USD-LIBOR	1.623%	5/19/2026	30,000	711	—	711
3-month USD-LIBOR	2.5095%	4/5/2029	266,600	(10,013)	—	(10,013)
U.S. EFFR	2.32625%	4/18/2029	30,700	(1,338)	—	(1,338)
U.S. EFFR	2.43625%	4/19/2048	30,000	(2,648)	—	(2,648)
U.S. EFFR	2.445%	6/4/2048	12,600	(1,140)	—	(1,140)
					$—	$(36,948)
Short-Term Bond Fund of America — Page 12 of 15

unaudited
[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $28,857,000, which represented .42% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,507,667,000, which represented 21.89% of the net assets of the fund.
[5]	Coupon rate may change periodically.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $53,533,000, which represented .78% of the net assets of the fund.
[7]	Value determined using significant unobservable inputs.
[8]	Step bond; coupon rate may change at a later date.
[9]	Purchased on a TBA basis.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Short-Term Bond Fund of America — Page 13 of 15

unaudited
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $3,741,213,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $8,860,567,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$ —	$ 3,138,028	$ —	$ 3,138,028
Asset-backed obligations	—	1,166,675	—	1,166,675
Corporate bonds & notes	—	907,776	151	907,927
Mortgage-backed obligations	—	799,196	—	799,196
Bonds & notes of governments & government agencies outside the U.S.	—	482,957	—	482,957
Municipals	—	57,126	—	57,126
Federal agency bonds & notes	—	35,089	—	35,089
Short-term securities	425,966	—	—	425,966
Total	$425,966	$6,586,847	$151	$7,012,964
Short-Term Bond Fund of America — Page 14 of 15

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$ 26,710	$ —	$ —	$ 26,710
Unrealized appreciation on interest rate swaps	—	13,485	—	13,485
Liabilities:
Unrealized depreciation on futures contracts	(13,563)	—	—	(13,563)
Unrealized depreciation on interest rate swaps	—	(50,433)	—	(50,433)
Total	$13,147	$(36,948)	$—	$(23,801)
*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Key to abbreviations and symbol
Agcy. = Agency
Auth. = Authority
CLO = Collateralized Loan Obligations
CMT = Constant Maturity Treasury
Dev. = Development
Econ. = Economic
EFFR = Effective Federal Funds Rate
Facs. = Facilities
Fin. = Finance
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2019 Capital Group. All rights reserved.
MFGEFPX-048-0719O-S73189	Short-Term Bond Fund of America — Page 15 of 15